FAIR VALUE MEASUREMENTS (Details Narrative) - shares		10 Months Ended
	May 01, 2024	Dec. 31, 2023
SAFE Note One [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted	63,691	63,691
Convertible Note One [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted		25,721
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted	63,692	63,692
Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted		25,722